Share Capital - Weighted Average Inputs (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Expected term (years) | shares	3.0	3.0
Forfeiture rate (as a percent)	0.00%	0.00%
Volatility (as a percent)	56.00%	53.00%
Dividend yield (as a percent)	0.00%	0.00%
Risk-free interest rate (as a percent)	1.10%	0.58%
Weighted-average fair value per option (in usd per share) | $ / shares	$ 5.57	$ 6.00